Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Research and development expenses	$ 27,220	$ 26,082	$ 18,180
General and administrative expenses	5,661	4,128	4,196
Total operating loss	32,881	30,210	22,376
Financial income, net	(414)	(1,439)	(1,915)
Net loss	$ 32,467	$ 28,771	$ 20,461
Basic and diluted net loss per share	$ 1.32	$ 1.35	$ 0.97
Weighted-average number of shares outstanding used in computing basic and diluted net loss per share	24,597,638	21,280,787	21,114,399